Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Performance Shares	Dec. 31, 2012 Executive Officer	Sep. 30, 2012 Executive Officer Performance Shares	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2012 Minimum	May 26, 2010 Employee Stock Purchase Plan, 2010	Dec. 31, 2012 Employee Stock Purchase Plan, 2000 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance											1,500,000	3,200,000
Maximum stock option Expiration period							10 years
Stock option price as percentage of estimated fair market value										85.00%
Option vesting period	4 years			7 years
Stock option vesting percentage after one year	25.00%
Performance option awards	320,000					37,500
Performance options, vesting percentage upon initial public offering	25.00%
Performance options, vesting percentage upon achievement of revenue growth rate of at least 8% for two consecutive years	8.00%
Performance options, vesting percentage upon achievement of revenue growth, growth rate	25.00%
Performance options, vesting percentage upon initial public offering and achieving consecutive growth rates	50.00%				10.00%
Total unrecognized compensation cost related to unvested stock-based employee compensation arrangements	$ 6.0
Total unrecognized compensation cost related to unvested stock-based employee compensation arrangements, weighted average period of recognition	3 years 7 months 10 days
Total intrinsic value of option exercised	8.1	0.2							1.0
Tax benefit realized for the gross tax deductions from option exercise of the share-based payment arrangements	3.2							1.0	1.0
Cash received from option exercise under all share-based payment arrangements	4.4							1.0	1.0
Dividend yield	0.00%	0.00%	0.00%
Shares which are unvested				600,000
Common shares available for issuance under ESSP	500,000
Annual increase in number of common shares available for issuance under ESSP	500,000
Increase in number of shares available under ESPP, increase based on percentage outstanding shares of common stock	1.00%
Percentage of eligible employees of first 4% total employees	25.00%
Contribution percentage of eligible employees	85.00%
Contribution to 401(K) Plan	$ 0.7	$ 0.3	$ 0.3